Property, plant and equipment (Schedule of Accumulated Depreciation of Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 15,737,081	$ 14,491,000
Depreciation expense	1,102,331	1,340,375
Balance at end of year	16,970,832	15,737,081
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,743,000	3,854,000
Balance at end of year	3,625,000	3,743,000
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,331,000	6,103,000
Balance at end of year	7,187,000	7,331,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	78,000	77,000
Balance at end of year	78,000	78,000
Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	57,000	59,000
Balance at end of year	64,000	57,000
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	18,659,000	17,610,000
Depreciation expense	1,102,000	1,341,000
Translation effects	(170,000)	(292,000)
Balance at end of year	19,591,000	18,659,000
Accumulated amortization [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,033,000	1,005,000
Depreciation expense	37,000	35,000
Translation effects	(15,000)	(7,000)
Balance at end of year	1,055,000	1,033,000
Accumulated amortization [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	17,474,000	16,457,000
Depreciation expense	1,057,000	1,297,000
Translation effects	(151,000)	(280,000)
Balance at end of year	18,380,000	17,474,000
Accumulated amortization [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	80,000	78,000
Depreciation expense	3,000	3,000
Translation effects	(2,000)	(1,000)
Balance at end of year	81,000	80,000
Accumulated amortization [Member] | Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	72,000	70,000
Depreciation expense	5,000	6,000
Translation effects	(2,000)	(4,000)
Balance at end of year	$ 75,000	$ 72,000